Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
10.	INTANGIBLE ASSETS

December 31, 2015 (millions of Canadian dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	579	270	24	333
Other	7	4	—	3

	586	274	24	336

December 31, 2014 (millions of Canadian dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	573	303	3	273
Other	5	2	—	3

	578	305	3	276

Financing charges capitalized to intangible assets under development were $1 million in 2015 (2014 – $1 million). The estimated annual amortization expense for intangible assets is as follows: 2016 – $57 million; 2017 – $57 million; 2018 – $57 million; 2019 – $47 million; and 2020 – $30 million.